Share-based payments	6 Months Ended
Jun. 30, 2026
Share based payment arrangement explanatory [Abstract]
Share-based payments

7. Share-based payments

Immatics N.V. has five share-based payment plans. In June 2020, Immatics N.V. established an initial equity incentive plan (“2020 Equity Plan”). This plan was complemented by the Company’s 2022 stock option and incentive plan (“2022 Equity Plan”) which was approved by the Immatics shareholders at the Annual General Meeting on June 13, 2022. At the Annual General Meeting on June 20, 2024, Immatics shareholders approved the Company’s 2024 stock option and incentive plan (“2024 Equity Plan”). At the Annual General Meeting on June 18, 2025, Immatics shareholders approved the Company’s 2025 stock option and incentive plan (“2025 Equity Plan”). At the Annual General Meeting on June 18, 2026, Immatics shareholders approved the Company’s 2026 stock option and incentive plan (“2026 Equity Plan”). The 2026 Equity Plan allows the company to grant additional options and restricted stock units.

Under the 2020 Equity Plan, the 2022 Equity Plan, the 2024 Equity Plan and the 2025 Equity Plan, directors, management and employees have been granted different types of options, all of which are equity-settled transactions. As of June 30, 2026, no awards were granted under the 2026 Equity Plan.

Under the plans, the Company has the settlement choice for all options granted and has no present obligation to settle in cash, therefore, all options are treated as equity-settled transactions.

Granted options shall accelerate and become vested and exercisable in full immediately prior to and subject to the consummation of a sale event, which was not deemed probable as of June 30, 2026 and 2025, respectively.

Service Options

Under the 2020 Equity Plan, the 2022 Equity Plan, the 2024 Equity Plan, and the 2025 Equity Plan, Immatics issues employee stock options with a service requirement (“Service Options”) to acquire shares of Immatics N.V. The service-based options for employees including management will vest on a four-year time-based quarterly vesting schedule with a one-year cliff period. Under the 2022 Equity Plan and the 2024 Equity Plan, service options granted based on initial election to the Board will vest on a three-year time-based quarterly vesting schedule and annual service options for members of the Board will vest entirely after one year. Service Options are granted on a recurring basis. The Company granted Service Options, which were accounted for using the respective grant date fair value.

Immatics applied a Black-Scholes pricing model to determine the fair value of the Service Options, with a weighted average fair value of $6.66 per Service Option granted during the six months ended June 30, 2026 and used the following weighted average assumptions:

	Three months ended June 30, 2026	Six months ended June 30, 2026
Exercise price in USD	$9.48	$9.35
Underlying share price in USD	$9.48	$9.35
Volatility	78.96%	80.28%
Time period (years)	5.68	6.04
Risk-free rate	4.14%	3.87%
Dividend yield	0.00%	0.00%

Service Options outstanding as of June 30, 2026:

	2026
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1, 2026	9.35	11,889,848
Service Options granted in 2026	9.35	3,668,400
Service Options forfeited in 2026	7.77	131,258
Service Options exercised in 2026	6.78	107,065
Service Options expired in 2026	11.12	13,987
Service Options outstanding on June 30, 2026	9.38	15,305,938
Service Options exercisable on June 30, 2026	9.73	8,264,215
Weighted average remaining contract life (years)	7.53

Performance-Based Options (“PSUs”)

In addition, at the initial listing on Nasdaq, certain executive officers and key personnel of the Group received under the 2020 Equity Plan performance-based options (“PSUs”), vesting based on both the achievement of market capitalization milestones and satisfaction of a four-year time-based vesting schedule. The PSUs are split into three equal tranches. The performance criteria for each of the three respective tranches requires Immatics to achieve a market capitalization of at least $1.5 billion, $2 billion and $3 billion, respectively.

The Company did not grant PSUs during the three and six months ended June 30, 2026.

PSUs outstanding as of June 30, 2026:

	2026
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1, 2026	10.10	3,668,000
PSUs granted in 2026	—	—
PSUs forfeited in 2026	—	—
PSUs outstanding on June 30, 2026	10.10	3,668,000
PSUs exercisable on June 30, 2026	10.09	1,215,378
Weighted average remaining contract life (years)	4.10

Restricted Stock Units ("RSUs")

Under the 2025 Equity Plan, Immatics issues employee RSUs with a service requirement to obtain shares of Immatics N.V. The RSUs for all employees will vest in four equal annual installments upon satisfaction of service requirements.

During the three and six months ended June 30, 2026, Immatics granted 163,000 and 1,233,080 RSUs, which are accounted for using the respective grant date fair value.

RSUs outstanding as of June 30, 2026:

	2026
	Weighted average grant date fair value in USD	Number
RSUs outstanding on January 1, 2026	—	—
RSUs granted in 2026	9.43	1,233,080
RSUs outstanding on June 30, 2026	9.43	1,233,080
Weighted average remaining contract life (years)	3.58

Total share-based compensation expenses:

The Group recognized total employee-related share-based compensation expenses from all plans, during the three and six months ended June 30, 2026 and 2025 as set out below:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	(Euros in thousands)
Research and development expenses	(3,050)	(2,066)	(6,191)	(4,220)
General and administrative expenses	(2,018)	(2,075)	(4,786)	(4,251)
Total share-based compensation expenses	(5,068)	(4,141)	(10,977)	(8,471)

Additional fully vested outstanding awards

Immatics GmbH previously issued share-based awards to employees under former Equity plans. As part of the initial listing on Nasdaq, all outstanding awards were replaced by a combination of cash payments and share-based awards under the 2020 Equity Plan in Immatics N.V. These awards are fully vested and no additional expense is recognized.

Matching Stock Options outstanding as of June 30, 2026:

	2026
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1, 2026	10.00	1,290,682
Matching Stock Options forfeited in 2026	—	—
Matching Stock Options exercised in 2026	—	—
Matching Stock Options expired in 2026	10.00	140
Matching Stock Options outstanding on June 30, 2026	10.00	1,290,542
Matching Stock Options exercisable on June 30, 2026	10.00	1,290,542
Weighted average remaining contract life (years)	4.00

Converted Options outstanding as of June 30, 2026:

	2026
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1, 2026	2.97	457,715
Converted Options forfeited in 2026	—	—
Converted Options exercised in 2026	1.13	11,480
Converted Options expired in 2026	—	—
Converted Options outstanding on June 30, 2026	3.02	446,235
Converted Options exercisable on June 30, 2026	3.02	446,235
Weighted average remaining contract life (years)	1.51